Intangible Assets and Impairment Testing	12 Months Ended
Dec. 31, 2020
Intangible Assets and Impairment Testing
Intangible Assets and Impairment Testing

Note 16 Intangible Assets and Impairment Testing

	December 31,
	2020	2019
Licenses and similar rights
Cost at opening balance	16,066	—
Business combinations	411,414	—
Acquisition for the year	—	16,066
Exchange differences on translation	(13,365)	—
Cost at closing balance	414,115	16,066

Goodwill
Cost at opening balance	—	—
Business combinations	48,839	—
Exchange differences on translation	(1,587)	—
Cost at closing balance	47,252	—

Net book value	461,367	16,066

Intangible assets consist of licenses and similar rights of SEK 414,115 and goodwill of SEK 47,252.

Business combinations:

The acquisition of Genkyotex SA resulted in the Group acquiring the rights to the NOX platform and vaccine platform (SIIL agreement), as well as goodwill.

The net book value of the NOX platform amounts to SEK 370,092 as of December 31, 2020. The NOX platform constitutes a technology, including the lead compound setanaxib, enables the identification of orally available small molecules which selectively inhibit specific NOX enzymes that amplify multiple disease processes such as fibrosis and inflammation. The estimated fair value of the NOX platform was determined using the discounted cash flow (DCF) method, adjusted for the likelihood of occurrence.

The net book value of the vaccine platform (SIIL agreement), which is an out-license agreement with Serum Institute of India (SIIL) for the use of a vaccine technology, amounts to SEK 27,957 as of December 31, 2020. The estimated fair value of the vaccine platform (SIIL agreement) and extensions was determined using the discounted cash flow (DCF) method, adjusted for the likelihood of occurrence.

Goodwill amounts to SEK 47,252 as of December 31, 2020 and for further information please see Note 15 Business Combinations.

Impairment Testing of Intangible Assets

Goodwill

The assessment of the value of the Group’s goodwill is based on the fair value less cost of disposals for the smallest cash-generating unit, which for Calliditas is deemed to be the full Group. The impairment measurement is based on a probabili ty-adjusted cash flow model, measured at Level 3 of the fair value hierarchy, where the most critical assumptions mainly consist of assumptions about the timing of potential commercialization, market size, market share and probability of reaching the market. The period for the forecast cash flow extends to 2035, where no terminal growth rate has been taken into account. As of December 31, 2020, the Group’s goodwill amounted to SEK 47,252. There is no impairment for the year ended December 31, 2020.

The following table shows the discount rate used:

	Year Ended December 31,
	2020	2019
Parameter, %
Discount rate	10.50	—

Intangible assets, not yet available for use

These significantly consist of the NOX platform, the vaccine platform (SIIL-agreement) and Budenofalk 3 mg oral capsule, which are tested, at least, annually for impairment requirement. The technology and the rights were reviewed for impairment individually. The assessment of the value of the technology and the rights is based on the fair value less cost of disposals of each individual asset. The fair value less cost of disposals is based on cash flows that are expected to be generated over the remaining life of the asset.

The following table shows the discount rate used:

	Year Ended December 31,
	2020	2019
Parameter, %
Discount rate NOX platform	18.8	—
Discount rate Vaccine platform	17.0	—
Discount rate Budenofalk 3 mg oral capsule	12.4	11.6

When the technology and the rights are tested for impairment requirement, a number of assumptions are made, where the most critical assumptions mainly consist of the timing of potential commercialization, market size, market share, probability of reaching the market and the discount rate. The earlier in the chain of development the project is, the higher the risk. As it passes through the defined phases of development, the likelihood of reaching the market increases. The review of the technology and the rights showed no impairment requirement.